Acquisition of Liberty Dialysis Holdings (Tables)	6 Months Ended
Jun. 30, 2012
Business Acquisition, Date of Acquisition [Abstract]
Acquisition [Text Block]
Assets held for sale	$153,360
Trade accounts receivable	156,380
Other current assets	44,637
Property, plant and equipment	174,400
Intangible assets and other assets	102,921
Goodwill	1,967,135
Accounts payable, accrued expenses and other current liabilities	(124,366)
Income tax payable and deferred taxes	(36,098)
Short-term borrowings and other financial liabilities and long-term debt and capital lease obligations	(69,065)
Other liabilities	(26,400)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)

Total acquisition cost	$2,177,804

Less, at fair value, non-cash contributions
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Obligations assumed in connection with acquisition	(11,687)
Total non-cash items	$(496,386)

Net Cash paid	$1,681,418